CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues		$ 346,650	$ 433,102	$ 441,598
Operating expenses
Vessel operating expenses		(65,247)	(68,278)	(59,886)
Voyage and commission expenses		(11,222)	(9,694)	(5,974)
Administrative expenses		(14,809)	(15,210)	(8,600)
Depreciation and amortization		(98,812)	(103,810)	(100,468)
Total operating expenses		(190,090)	(196,992)	(174,928)
Operating income		156,560	236,110	266,670
Other non-operating income		449	922	1,318
Financial income/(expense)
Interest income		8,950	7,804	4,295
Interest expense		(80,650)	(75,425)	(66,938)
Gains/(losses) on derivative instruments		8,106	7,796	(931)
Other financial items, net		(592)	(15,363)	(1,814)
Net financial expenses		(64,186)	(75,188)	(65,388)
Income before tax, equity in net earnings of affiliate and non-controlling interests		92,823	161,844	202,600
Income taxes		(17,465)	(16,996)	(16,858)
Equity in net earnings of affiliate		1,190	0	0
Net income		76,548	144,848	185,742
Net income attributable to non-controlling interests		(3,358)	(15,568)	(13,571)
Net income attributable to Golar LNG Partners LP Owners		73,190	129,280	172,171
General Partner’s interest in net income	[1]	1,223	2,544	23,135
Common unitholders’ interest in net income		59,925	124,656	139,948
Preferred Units
Financial income/(expense)
Preferred unitholders’ interest in net income		12,042	2,080	0
Common Units
Financial income/(expense)
Common unitholders’ interest in net income		59,925	124,656	139,948
Subordinated Units
Financial income/(expense)
Subordinated unitholders’ interest in net income		$ 0	$ 0	$ 9,088
Common Units
Earnings per unit:
Basic - Common units (in dollars per share)		$ 0.86	$ 1.82	$ 2.44
Diluted - Common units (in dollars per share)		0.86	1.80	2.43
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 1.96	$ 2.31	$ 2.31
Time Charter
Operating revenues
Total operating revenues		$ 346,650	$ 415,679	$ 413,230
Related Parties
Operating revenues
Total operating revenues		$ 0	$ 17,423	$ 28,368

[1]	This includes net income attributable to IDR holders of $nil, $nil, and $19.7 million for the years ended December 31, 2018, 2017 and 2016, respectively.